UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Gould Investment Partners LLC
Address:  1235 Westlakes Drive, Suite #280
          Berwyn, PA 19312

Form 13F File Number: 28-12096

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Barbara A. Grosso
Title:    Vice President
Phone:    610-540-1300

Signature, Place, and Date of Signing:

  /s/ Barbara A. Grosso            Berwyn, PA                08/07/08
--------------------------     -------------------        -------------
      [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-01190                 Russell Company
-----------------        ---------------------------
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           67

Form 13F Information Table Value Total:      135,758
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Gould Investment Partners
FORM 13F
30-Jun-08

                                                                                                                Voting Authority
                                                                                                              --------------------
                                                            Value     Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                   Title of class  CUSIP      (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers    Sole   Shared  None
------------------------------   --------------  ---------  --------  -------  ---  ----  -------  --------   ------  ------  ----
Aeropostale, Inc.                COM             007865108   2023      64575   SH          Sole                64575
Aerovironment, Inc.              COM             008073108    451      16600   SH          Sole                16600
Arena Resources, Inc.            COM             040049108   6119     115850   SH          Sole               115850
Atlas America, Inc.              COM             049167109   3445      76462   SH          Sole                76462
Atwood Oceanics, Inc.            COM             050095108   4619      37150   SH          Sole                37150
Authentec, Inc.                  COM             052660107   1062     101925   SH          Sole               101925
Berry Petroleum Company          COM             085789105   3135      53250   SH          Sole                53250
Bois D'Arc Energy                COM             09738U103   2322      95500   SH          Sole                95500
Bucyrus International, Inc.      COM             118759109   1844      25250   SH          Sole                25250
Capstone Turbine Corp.           COM             14067D102   1460     348400   SH          Sole               348400
Carrizo Oil & Gas Inc.           COM             144577103   3255      47800   SH          Sole                47800
Cavium Networks, Inc.            COM             14965A101   1830      87125   SH          Sole                87125
Chart Industries, Inc.           COM             16115Q308   3086      63450   SH          Sole                63450
Complete Production Services,    COM             20453E109   1693      46475   SH          Sole                46475
Concho Resources, Inc.           COM             20605P101   2211      59275   SH          Sole                59275
Concur Technologies, Inc.        COM             206708109   2056      61875   SH          Sole                61875
Constant Contact, Inc.           COM             210313102   1698      90075   SH          Sole                90075
Cybersource Corp.                COM             23251J106   2301     137550   SH          Sole               137550
Data Domain, Inc.                COM             23767P109   1791      76775   SH          Sole                76775
Dril-Quip, Inc.                  COM             262037104   1397      22175   SH          Sole                22175
Encore Acquisition Co.           COM             29255W100    694       9225   SH          Sole                 9225
EnerSys                          COM             29275Y102   1558      45525   SH          Sole                45525
Energy Conversion Devices, Inc   COM             292659109   1484      20150   SH          Sole                20150
EnergySolutions, Inc.            COM             292756202    858      38400   SH          Sole                38400
Flir Systems, Inc.               COM             302445101   1538      37900   SH          Sole                37900
GMX Resources, Inc.              COM             38011M108    708       9550   SH          Sole                 9550
Genco Shipping & Trading, Ltd.   COM             Y2685T107   1059      16250   SH          Sole                16250
Global Traffic Network, Inc.     COM             37947B103    852      95250   SH          Sole                95250
Green Mountain Coffee, Inc.      COM             393122106   2225      59225   SH          Sole                59225
Greenhunter Energy, Inc.         COM             39530A104    878      64300   SH          Sole                64300
Gulf Island Fabrication, Inc.    COM             402307102   1086      22200   SH          Sole                22200
Hill International, Inc.         COM             431466101   2351     143000   SH          Sole               143000
Hornbeck Offshore Services, In   COM             440543106   2632      46575   SH          Sole                46575
II VI, Inc.                      COM             902104108   1057      30275   SH          Sole                30275
Illumina, Inc.                   COM             452327109   5799      66575   SH          Sole                66575
Interactive Brokers Group        COM             45841N107    708      22050   SH          Sole                22050
Kansas City Southern             COM             485170302   2000      45475   SH          Sole                45475
Luminex Corporation              COM             55027E102   1952      94975   SH          Sole                94975
ManTech International Corp.      COM             564563104   1515      31475   SH          Sole                31475
Mariner Energy, Inc.             COM             56845T305   3448      93275   SH          Sole                93275
Metalico, Inc.                   COM             591176102   1316      75100   SH          Sole                75100
National Coal Corporation        COM             632381208    318      35900   SH          Sole                35900
Natural Gas Services Group, In   COM             63886Q109   2744      90025   SH          Sole                90025
Natus Medical, Inc.              COM             639050103   2108     100650   SH          Sole               100650
Netlogic Microsystems, Inc.      COM             64118B100   1571      47325   SH          Sole                47325
Polypore International, Inc.     COM             73179V103   1731      68325   SH          Sole                68325
Power Integrations, Inc.         COM             739276103   2763      87400   SH          Sole                87400
Rex Energy Corp.                 COM             761565100   3391     128450   SH          Sole               128450
Robbins & Myers, Inc.            COM             770196103   5741     115125   SH          Sole               115125
Rosetta Resources, Inc.          COM             777779307    991      34775   SH          Sole                34775
St. Mary Land & Exploration Co   COM             792228108   3206      49600   SH          Sole                49600
Stec, Inc.                       COM             784774101    450      43825   SH          Sole                43825
Superior Energy Services, Inc.   COM             868157108   3820      69275   SH          Sole                69275
Sybase, Inc.                     COM             871130100   1771      60200   SH          Sole                60200
T-3 Energy Services, Inc.        COM             87306E107   4109      51700   SH          Sole                51700
TNS, Inc.                        COM             872960109    302      12625   SH          Sole                12625
Techne Corp.                     COM             878377100   2235      28875   SH          Sole                28875
Terra Nitrogen Co LP             COM             881005201    613       4725   SH          Sole                 4725
Titan Machinery, Inc.            COM             88830R101    692      22100   SH          Sole                22100
True Religion Apparel, Inc.      COM             89784N104   1089      40850   SH          Sole                40850
Unit Corp.                       COM             909218109   2624      31625   SH          Sole                31625
Vnus Medical Technologies, Inc   COM             928566108    262      13075   SH          Sole                13075
Canadian Solar, Inc.             ADR             136635109   3209      79850   SH          Sole                79850
Core Laboratories N V            ADR             N22717107   2270      15950   SH          Sole                15950
Gafisa S.A.                      ADR             362607301    447      13000   SH          Sole                13000
JA Solar Holdings Company, Ltd   ADR             466090107   2402     142550   SH          Sole               142550
Renesola, Ltd.                   ADR             75971T103   1382      79900   SH          Sole                79900